Financial instruments and risk management (Details) - Schedule of resonably alternative assumptions for the valuation of the option component of the convertible loan - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management (Details) - Schedule of resonably alternative assumptions for the valuation of the option component of the convertible loan [Line Items]
Increase/Decrease in volatility assumption	(5.00%)
Effect on result before taxes on (in Francs)	SFr (5,475)
Change in volatility [Member]
Financial instruments and risk management (Details) - Schedule of resonably alternative assumptions for the valuation of the option component of the convertible loan [Line Items]
Increase/Decrease in volatility assumption	5.00%
Effect on result before taxes on (in Francs)	SFr 2,770